FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions - Securities lending [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 470	£ 723
Financial assets at fair value through other comprehensive income	854	1,025
	1,324	1,748
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	634	715
Financial assets at fair value through other comprehensive income	1,467	731
	£ 2,101	£ 1,446